Leases (Tables)	3 Months Ended
Mar. 31, 2024
Leases
Schedule of outstanding principal balances on finance lease facility

	As of
In thousands of U.S. Dollars	March 31, 2024	December 31, 2023
CMBFL / Shandong	52,818	54,237
Finance lease obligations	52,818	54,237
Amounts representing interest and deferred finance fees	(9,663)	(10,594)
Finance lease obligations, net of interest and deferred finance fees	43,155	43,643
Current portion of finance lease obligations	43,809	2,151
Current portion of deferred finance fees	(654)	(122)
Non-current portion of finance lease obligations	—	42,177
Non-current portion of deferred finance fees	—	(563)
Total finance lease obligations, net of deferred finance fees	43,155	43,643

Schedule of future minimum lease payments required under the finance lease facilities

Maturity analysis of the Company’s finance lease facility for each year are as follows:

As of
In thousands of U.S. Dollars	March 31, 2024
2024(1)	52,818
2025	—
2026	—
2027	—
2028 - 2031	—
Finance lease obligations	52,818
Amounts representing interest and deferred finance fees	(9,663)
Finance lease obligations, net of interest and deferred finance fees	43,155

(1) Nine-month period ending December 31, 2024